SUBMISSION-INFORMATION-FILE

TYPE 				13F-HR
CONFIRMING-COPY 		NO
SROS 				NONE
FILER
FILER-CIK 			0001280054
FILER-CCC 			8b#tmpgt
SUBMISSION-CONTACT
CONTACT-NAME		Greg Drechsler
CONTACT-PHONE 		212-829-9509
NOTIFY-INTERNET		gdrechsler@metrocap.net
RETURN-COPY			NO
PERIOD			9-30-2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number: ____
       This Amendment (Check only one.): 	[ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		Metropolitan Capital Advisors, Inc.
Address: 		660 Madison Avenue, 18th Floor
       New York, NY 10065

Form 13F File Number: 28-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: 		Karen Finerman
Title: 		President
Phone: 		(212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman 	New York, NY 	November 15, 2011
[Signature] 		[City, State] 		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 			0

Form 13F Information Table Entry Total: 		46

Form 13F Information Table Value Total: 		117,360
       (x$1000)

List of Other Included Managers: 			None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
FORM 13F INFORMATION TABLE
NAME OF REPORTING MANAGER:
METROPOLITAN CAPITAL ADVISORS, INC.
As of 9/30/11

Column 1
Column 2
Column 3
Column 4
Column 5


Column 6
Column 7
Column 8
NAME OF ISSUER
TITLE
OF CLASS
CUSIP NUMBER
VALUE (x$1000)
Shares or PrIncipal Amount
SH/ PRN
PUT/ CALL
Investment Discretion
Other Managers
Voting Authority
Aeropostale Inc.
COM
007865108
331
30,600
SH

SHARES-DEFINED

30,600
Apple Inc.
COM
037833100
7,900
20,717
SH

SHARES-DEFINED

20,717
Bank of America Corporation
COM
060505904
504
82,400
SH
CALL
SHARES-DEFINED

82,400
Best Buy Inc.
COM
086516101
485
20,800
SH

SHARES-DEFINED

20,800
Carefusion Corp.
COM
14170T101
2,960
123,600
SH

SHARES-DEFINED

123,600
Children's Place Retail Stores Inc.
COM
168905107
3,183
68,400
SH

SHARES-DEFINED

68,400
Collective Brands Inc.
COM
19421W100
535
41,300
SH

SHARES-DEFINED

41,300
Corning Inc.
COM
219350105
3,591
290,574
SH

SHARES-DEFINED

290,574
Covidien Ltd.
SHS
G2554F105
1,169
26,500
SH

SHARES-DEFINED

26,500
Cummins Inc.
COM
231021106
3,963
48,532
SH

SHARES-DEFINED

48,532
CVS Caremark Corp.
COM
126650100
12,215
363,661
SH

SHARES-DEFINED

363,661
Dana Holding Corporation
COM
235825205
337
32,100
SH

SHARES-DEFINED

32,100
Dana Holding Corporation
COM
235825905
1,010
96,200
SH
CALL
SHARES-DEFINED

96,200
Digital River Inc.
COM
25388B104
688
33,200
SH

SHARES-DEFINED

33,200
Fox Chase Bancorp Inc.
COM
35137T108
2,713
213,967
SH

SHARES-DEFINED

213,967
Freeport McMoran Copper
COM
35671D907
588
19,300
SH
CALL
SHARES-DEFINED

19,300
General Motors Co.
COM
37045V100
1,552
76,900
SH

SHARES-DEFINED

76,900
General Motors Co.
COM
37045V900
726
36,000
SH
CALL
SHARES-DEFINED

36,000
General Motors Co.
COM
37045V950
1,552
76,900
SH
PUT
SHARES-DEFINED

76,900
Hewlett-Packard Co.
COM
428236903
2,043
91,000
SH
CALL
SHARES-DEFINED

91,000
International Business Machines
COM
459200101
3,655
20,900
SH

SHARES-DEFINED

20,900
iShares Nasdaq Biotechnology
NASDQ BIO INDEX
464287556
1,428
15,300
SH

SHARES-DEFINED

15,300
JPMORGAN CHASE & CO
COM
46625H100
3,003
99,716
SH

SHARES-DEFINED

99,716
JPMORGAN CHASE & CO
COM
46625H900
3,268
108,500
SH
CALL
SHARES-DEFINED

108,500
Macy's Inc.
COM
55616P104
1,363
51,800
SH

SHARES-DEFINED

51,800
Mattel Inc.
COM
577081102
3,474
134,200
SH

SHARES-DEFINED

134,200
Microsoft Corp
COM
594918104
7,519
302,083
SH

SHARES-DEFINED

302,083
Navios Maritime Acquisition Corp.
SHS
Y62159101
7,201
2,124,253
SH

SHARES-DEFINED

2,124,253
Navios Maritime Holdings Inc.
COM
Y62196103
1,903
600,300
SH

SHARES-DEFINED

600,300
Netapp Inc.
COM
64110D104
1,378
40,600
SH

SHARES-DEFINED

40,600
Nisource Inc.
COM
65473P105
804
37,600
SH

SHARES-DEFINED

37,600
Omnicare Inc.
COM
681904108
2,073
81,500
SH

SHARES-DEFINED

81,500
Phoenix Companies Inc.
COM
71902E109
226
185,000
SH

SHARES-DEFINED

185,000
QEP Resources Inc.
COM
74733V100
2,604
96,200
SH

SHARES-DEFINED

96,200
SPDR S&P Biotech
S&P BIOTECH
78464A870
1,321
22,200
SH

SHARES-DEFINED

22,200
Staples, Inc.
COM
855030102
3,296
247,800
SH

SHARES-DEFINED

247,800
Target Corporation
COM
87612E106
3,501
71,400
SH

SHARES-DEFINED

71,400
Thompson Creek Metals Company Inc.
COM
884768102
1,709
281,500
SH

SHARES-DEFINED

281,500
Timken Co.
COM
887389104
5,116
155,884
SH

SHARES-DEFINED

155,884
United States Natural Gas
UNIT NEW
912318110
1,260
139,900
SH

SHARES-DEFINED

139,900
ValueClick Inc.
COM
92046N102
324
20,800
SH

SHARES-DEFINED

20,800
WABCO Holdings Inc.
COM
92927K102
519
13,700
SH

SHARES-DEFINED

13,700
Wal-Mart Stores Inc.
COM
931142103
9,898
190,720
SH

SHARES-DEFINED

190,720
Walt Disney Co.
COM
254687106
1,662
55,100
SH

SHARES-DEFINED

55,100
Western Union Company
COM
959802109
446
29,200
SH

SHARES-DEFINED

29,200
Yahoo! Inc.
COM
984332106
363
27,600
SH

SHARES-DEFINED

27,600